Finance Income, Net (Details) - Schedule of finance income,net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Income:
Revaluation of warrants	$ 2,732
Exchange rates		61	18
Finance income gross	2,732	61	18
Finance Expenses:
Issuance costs	(1,152)
Exchange rates	(32)
Bank fees	(2)	(1)	(5)
Finance income expenses gross	(1,186)	(1)	(5)
Total financing income, net	$ 1,546	$ 60	$ 13